Payable taxes and other accrued expenses	12 Months Ended
Dec. 31, 2024
Payable taxes and other accrued expenses
Payable taxes and other accrued expenses

13.         Payable taxes and other accrued expenses

Payable taxes and other accrued expenses are comprised of the following:

	December 31,
	2024		2023		2022
Accrued expenses	Ps.	503,113	Ps.	345,225	Ps.	265,358
Payable taxes other than income tax		389,463		410,775		551,133
Accrued interest		239,753		204,843		147,115
	Ps.	1,132,329	Ps.	960,843	Ps.	963,606